STOCK-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options granted	$ 116
Share-based compensation expense	$ 350	$ 0	$ 0
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	37,433,333	37,433,333
Common stock, shares outstanding	37,433,333	37,433,333
Au10tix Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	500,000
Common stock, shares authorized	18,000,000
Common stock, shares issued	12,500,000
Common stock, shares outstanding	12,500,000
Vesting period of options	4 years